Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000190999 [Member] | Crinetics Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190999 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190999 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190999 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190999 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190999 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190999 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190999 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190999 [Member] | Freshpet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190999 [Member] | Semtech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000190999 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000190999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000190999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000190999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000190999 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000190999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000190999 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000190999 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190999 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000190998 [Member] | Crinetics Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190998 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190998 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190998 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190998 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190998 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190998 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190998 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190998 [Member] | Freshpet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190998 [Member] | Semtech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000190998 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000190998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000190998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000190998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000190998 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000190998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000190998 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000190998 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190998 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000101771 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 4 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000101771 [Member] | FPT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000101771 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101771 [Member] | Vista Energy SAB de CV ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000101771 [Member] | GDS Holdings Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101771 [Member] | Kfin Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101771 [Member] | Kaynes Technology India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101771 [Member] | King Slide Works Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101771 [Member] | Henan Pinggao Electric Co Ltd A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101771 [Member] | Aditya Birla Real Estate Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101771 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000101771 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000101771 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000101771 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101771 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000101771 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000101771 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000101771 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101771 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000101771 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101771 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000101771 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000101771 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000101771 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000101771 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000101771 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000101771 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000101771 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000101771 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000101771 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176647 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 4 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176647 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176647 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000176647 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176647 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176647 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176647 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176647 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176647 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176647 [Member] | First Citizens BancShares Inc A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176647 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000176647 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000176647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000176647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000176647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000176647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000176647 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176647 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176647 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000176647 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C000176647 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000190956 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 4 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190956 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000190956 [Member] | Taiwan Semiconductor Manufacturing Co Ltd SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000190956 [Member] | ICICI Bank Ltd SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190956 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190956 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190956 [Member] | Industrial And Commercial Bank of China Ltd H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190956 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190956 [Member] | China Merchants Bank Co Ltd H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190956 [Member] | Meituan B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190956 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000190956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000190956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000190956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000190956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000190956 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000190956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000190956 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000190956 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190956 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000190956 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000190956 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000190956 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005025 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 4 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005025 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005025 [Member] | Taiwan Semiconductor Manufacturing Co Ltd SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005025 [Member] | ICICI Bank Ltd SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005025 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005025 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005025 [Member] | Industrial And Commercial Bank of China Ltd H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005025 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005025 [Member] | China Merchants Bank Co Ltd H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005025 [Member] | Meituan B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005025 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000005025 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000005025 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005025 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005025 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000005025 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005025 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005025 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005025 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005025 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005025 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000005025 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000005025 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005025 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000124893 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000124893 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124893 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000124893 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124893 [Member] | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000124893 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124893 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000124893 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000050883 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 4 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050883 [Member] | Ryohin Keikaku Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050883 [Member] | Hoshizaki Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050883 [Member] | Asics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050883 [Member] | Saipem SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050883 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050883 [Member] | Marks And Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050883 [Member] | The Indian Hotels Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050883 [Member] | Flughafen Zurich AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050883 [Member] | Belimo Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050883 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000050883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000050883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000050883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000050883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000050883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000050883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000050883 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000050883 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000050883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000050883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000050883 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000050883 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000050883 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000050883 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000050883 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000050883 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000050883 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000132648 [Member] | Crinetics Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132648 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132648 [Member] | Alkami Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132648 [Member] | Core Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132648 [Member] | OneSpaWorld Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132648 [Member] | Terawulf Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000132648 [Member] | Rhythm Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000132648 [Member] | Palomar Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132648 [Member] | The Vita Coco Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132648 [Member] | QuinStreet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132648 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000132648 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000132648 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000132648 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000132648 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000132648 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000132648 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000132648 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132648 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000249377 [Member] | Northern Institutional Treasury Portfolio Premier Class 4 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249377 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249377 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249377 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249377 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249377 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249377 [Member] | Grab Holdings Ltd A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249377 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249377 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249377 [Member] | Pan Pacific International Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249377 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000249377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000249377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000249377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000249377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000249377 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000249377 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000249377 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249377 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249377 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249377 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249377 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000249377 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000249377 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000249377 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000249377 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219126 [Member] | Crinetics Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219126 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219126 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219126 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219126 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219126 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219126 [Member] | Freshpet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219126 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219126 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219126 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219126 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219126 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000219126 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000219126 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000219126 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219126 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000219126 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000219126 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219126 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219126 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219126 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	88.90%